INCOME TAXES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss (NOL) carryforwards			$ 13,322	$ 9,485
Net operating carryforwards subject to expire			1,443
Income tax benefit	82	(7,467)	(8,341)	(13,041)	(18,221)
Effective income tax rate, percent	(0.20%)	22.40%	18.00%	28.50%	373.80%
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating carryforwards not subject to expire			$ 4,047